Debt (Details Narrative)		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Feb. 28, 2025 USD ($)	Aug. 31, 2024 USD ($)	Apr. 30, 2023 USD ($)
Debt Instrument, Interest Rate, Stated Percentage		0.00%	0.00%		0.00%	0.00%	0.00%
Debt Instrument Default Interest Rate Percentage		20.00%			20.00%		20.00%
Debt Instrument Principal Repayment				0.50				0.50
Debt Instrument, Date of First Required Payment								Dec. 31, 2023
Debt Instrument, Maturity Date				Mar. 31, 2024
Repayments of Short-Term Debt					$ 150,000		$ 100,000	$ 50,000
Debt Instrument, Issued, Principal					$ 500,000		$ 500,000
Warrant Exercise Price | $ / shares					$ 0.10		$ 0.10
Debt Instrument Imputed Interest Expense Rate Percentage		8.00%			8.00%		8.00%
Interest Expenses			$ 35,157		$ 95,091	$ 103,300	$ 142,402	144,656
Debt Instrument, Unamortized Discount							0	31,675
Working Capital			300,000
Debt Instrument, Decrease, Forgiveness					41,414
Repayments of Debt					100,000
Other Additional Capital		$ 2,937			2,937
Interest Expense, Operating and Nonoperating		$ 30,247	35,157		$ 95,091	103,300	$ 142,402	$ 144,656
Director [Member]
Unsecured Debt									$ 100,000
Note Payable1 [Member]
Debt Instrument Default Interest Rate Percentage		20.00%			20.00%		20.00%
Debt Instrument Imputed Interest Expense Rate Percentage		8.00%			8.00%		8.00%
Imputed Interest Expense							$ 3,814
Conversion Of Stock Amount Converted	$ 300,000
Conversion of Stock, Shares Converted | shares	375,000
Warrants [Member]
Stock Issued During Period, Shares, New Issues | shares					100,000		100,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants					$ 126,699		$ 126,699
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date					Dec. 31, 2025		Dec. 31, 2025
Share Based Compensation Arrangement By Share Based Payment Award Grant Date					Dec. 31, 2025		Dec. 31, 2025
Shareholder And Director [Member]
Notes Payable Related Parties Current			$ 150,000	$ 250,000		$ 150,000				$ 100,000	$ 500,000
Debt Instrument, Interest Rate, Stated Percentage										0.00%	8.00%
Debt Instrument Default Interest Rate Percentage										20.00%	20.00%
Debt Instrument Imputed Interest Expense Rate Percentage							8.00%
Debt Instrument Imputed Interest Expense Rate Amount							$ 2,783
Shareholder And DirectorOne [Member]
Debt Instrument Imputed Interest Expense Rate Percentage		8.00%			8.00%